Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2017
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Central Index Key	dei_EntityCentralIndexKey	0001380786
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2018
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017